3. Significant Accounting Policies (Details - Interactive Revenue) (September 30, 2019) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total revenue	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
Interactive Product [Member]
Total revenue	2,423,193	2,328,453		7,187,196	7,009,570
Interactive Product [Member] | Subscription Revenue [Member]
Total revenue	1,313,217	1,272,077		3,745,622	3,751,379
Interactive Product [Member] | Virtual Product Revenue [Member]
Total revenue	925,411	1,056,376		2,773,769	2,473,043
Interactive Product [Member] | Social Gaming Revenue [Member]
Total revenue	152,317	0		397,065	661,863
Interactive Product [Member] | Licensing Revenue [Member]
Total revenue	16,872	0		198,481	50,398
Interactive Product [Member] | Other Revenue [Member]
Total revenue	$ 15,376	$ 0		$ 72,259	$ 72,887